Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
Deferred taxes on temporary differences and tax losses	R$ (23,313)	R$ (8,480)	R$ 3,186
Current tax expenses	2,490	441	148
Tax (income) expense	R$ (20,823)	R$ (8,039)	R$ 3,334